Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Stockholder's Equity (Deficit)
Common Stock Par value	$ 0.01	$ 0.01
Common Stock Authorized	1,050,000	1,050,000
Common Stock Issued	101,305,000	101,305,000
Preferred Stock Par Value	$ 0.01	$ 0.01
Preferreed Stock Authorized	75,000,000	75,000,000